ACQUISITIONS (Schedule of fair value on a recurring basis) (Details - End 2 End [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Acquisition [Line Items]
Fair value adjustment	$ 8	$ 0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Business Acquisition [Line Items]
Fair value as of acquisition date	1,663
Fair value adjustment	8
Fair value at the end of the period	$ 1,671